LEASES - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating Lease, Cost	$ 7,626	$ 7,425	$ 7,897
Short-term Lease, Cost	8	108	142
Variable Lease, Cost	2,827	2,621	2,532
Total operating lease cost	$ 10,461	$ 10,154	$ 10,571